UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2009

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              105 Rowayton Avenue
                      Rowayton, CT 06853

Form 13F File Number: 28-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Chad Yonker
Title:                Chief Executive Officer
Phone:                (203) 854-4612

Signature, Place, and Date of Signing:

/s/ Chad Yonker                    Rowayton, CT           August 11, 2009
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     54,427
                                           (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                 LITCHFIELD CAPITAL MANAGEMENT, LLC
                                          As of 06/30/09

  Column 1                    Column 2       Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                   Shares or
  Name of                     Title of        CUSIP      Value     Principal  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class          Number    ($1,000)   Amount     PRN CALL    Discretion    Managers      Authority

                                                                                                                 Sole    Shared None

BANK OF AMERICA CORPORATION   COM              060505104     675     51,100   SH          SOLE                    51,100
DIREXION SHS ETF TR           DLY FINL BEAR 3X 25459W607   1,043    223,800   SH          SOLE                   223,800
FIFTH THIRD BANCORP           COM              316773100   1,468    206,800   SH          SOLE                   206,800
FIDELITY NATIONAL FINANCIAL   CL A             31620R105   1,511    111,900   SH          SOLE                   111,900
GRUBB & ELLIS CO              COM PAR $0.01    400095204     142    177,158   SH          SOLE                   177,158
PHARMACYCLICS INC             COM              716933106     264    196,800   SH          SOLE                   196,800
REGIONS FINANCIAL CORP NEW    COM              7591EP100   1,356    335,700   SH          SOLE                   335,700
RENAISSANCERE HOLDINGS LTD    COM              G7496G103   1,398     30,029   SH          SOLE                    30,029
SPDR TR                       UNIT SER 1       78462F103  43,217    470,000       PUT     SOLE                   470,000
STEWART INFORMATION SVCS COR  COM              860372101   1,393     97,740   SH          SOLE                    97,740
SUNTRUST BKS INC              COM              867914103   1,392     84,600   SH          SOLE                    84,600
TOLL BROTHERS INC.            COM              889478103     570     33,600   SH          SOLE                    33,600
